Income tax (Tables)	3 Months Ended
Mar. 31, 2020
Income tax
Summary of income tax expense

	Three months ended
	March 31,	March 31,
	2019	2020
Current income tax expense	(380)	(461)
Deferred tax benefit	19	49
Income tax expense for the period	(361)	(412)